Consolidated Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
General and administrative expenses	$ 1,121,848		$ 152,343		$ 3,543,034		$ 219,044		$ 584,389		$ 41,692
Loss from operations	(1,121,848)		(152,343)		(3,543,034)		(219,044)		(584,389)		(41,692)
Other income (expense):
Share-based compensation expense	(36,000)		(77,400)		(93,919)		(116,772)		(271,572)		0
Interest earned on bank deposits	1,159				3,604				6,182		0
Interest earned on marketable securities held in Trust Account	2,074,999		2,442,279		4,064,267		3,648,794		8,449,291		0
Total other income (expense)	2,040,158		2,364,879		3,973,952		3,532,022		8,183,901		0
Net income	$ 918,310		$ 2,212,536		$ 430,918		$ 3,312,978		$ 7,599,512		$ (41,692)
Class A Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	18,909,000		18,909,000		18,909,000		14,416,807		16,635,787	[1]	0	[1]
Basic net income per share (in Dollars per share)	$ 0.04		$ 0.09		$ 0.02		$ 0.18		$ 0.36		$ 0
Diluted weighted average shares outstanding (in Shares)	18,909,000		18,909,000		18,909,000		14,416,807		16,635,787		0
Diluted net income per share (in Dollars per share)	$ 0.04		$ 0.09		$ 0.02		$ 0.17		$ 0.36		$ 0
Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	4,600,000	[2]	4,600,000	[2]	4,600,000	[2]	4,457,459	[2]	4,527,869	[1],[3],[4]	4,000,000	[1],[3],[4]
Basic net income per share (in Dollars per share)	$ 0.04		$ 0.09		$ 0.02		$ 0.18		$ 0.36		$ (0.01)
Diluted weighted average shares outstanding (in Shares)	4,600,000	[2]	4,600,000	[2]	4,600,000	[2]	4,600,000	[2]	4,600,000	[3],[4]	4,000,000	[3],[4]
Diluted net income per share (in Dollars per share)	$ 0.04		$ 0.09		$ 0.02		$ 0.17		$ 0.36		$ (0.01)

[1]	At December 31, 2023, excludes an aggregate of 600,000 Class B ordinary shares that are subject to forfeiture.
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. All shares and per share amounts have been retroactively restated.
[3]	As of December 31, 2023, excludes an aggregate of up to 600,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the underwriter fully exercised its over-allotment option, and accordingly, the 600,000 Founder Shares are no longer subject to forfeiture (Note 5).
[4]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.